Subsequent Event	12 Months Ended
Feb. 28, 2022
Subsequent Events [Abstract]
Subsequent Event

19. SUBSEQUENT EVENT

On June 21, 2022, the Group changed the ratio of its American depositary shares (“ADS”) representing its ordinary shares from two ADSs representing one ordinary share to one ADS representing ten ordinary shares. The change in the ADS ratio had the same effect as one-for-twenty reverse ADS split. There was no change to the Company’s underlying ordinary shares, and no ordinary shares was issued or cancelled in connection with the change in ADS ratio.